Goodwill and Other Intangible Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 29.9	$ 21.9	$ 20.9